Goodwill and Other Intangible Assets (Finite-lived Intangible Assets) (Narrative) (Details) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) business	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Amortized Intangible Assets [Line Items]
Asset Impairment Charges	$ 78	$ 312	$ 9,224	$ 0						$ 9,614	$ 1,603	$ 259,700
Amortization of Intangible Assets
Amortization of Intangible Assets	12,897	$ 10,923	$ 10,531	$ 6,836	$ 7,511	$ 6,620	$ 6,278	$ 6,262		41,187	$ 26,671	$ 19,017
Estimated amortization of intangible assets, 2018	41,000									41,000
Estimated amortization of intangible assets, 2019	39,000									39,000
Estimated amortization of intangible assets, 2020	36,000									36,000
Estimated amortization of intangible assets, 2021	31,000									31,000
Estimated amortization of intangible assets, 2022	25,000									25,000
Estimated amortization of intangible assets, after 2022	$ 66,000									$ 66,000
Test Preparation [Member]
Amortized Intangible Assets [Line Items]
Impairment of intangible assets									$ 500
Number of businesses that recorded impairment of intangible and other long-lived assets | business									1
Kaplan International [Member]
Amortized Intangible Assets [Line Items]
Impairment of intangible assets									$ 900
Number of businesses that recorded impairment of intangible and other long-lived assets | business									1